Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2020
COST OF SALES
Schedule of Cost of Sales
	Consolidated
	2020 $	2019 $	2018 $
Inventories used	82,516	55,995	93,869
Direct labor costs	107,590	103,601	88,690
Depreciation expense	42,488	55,480	65,853
Inventories written-off (1)	18,917	61,191	51,676
Total cost of sales	251,511	276,267	300,088

●	Inventories written off include $Nil (2019: $Nil and 2018: $24,506) of items that expired during the year.